Share-Based Payments - Restricted Stock Equivalents (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		0 Months Ended	1 Months Ended	48 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended											0 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Restricted Stock [Member]	Sep. 30, 2011 Restricted Stock [Member]	Sep. 30, 2010 Restricted Stock [Member]	Oct. 31, 2010 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Oct. 31, 2007 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Sep. 30, 2011 October 2007 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2011 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2008 October 2008 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 16, 2009 February 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Feb. 28, 2009 February 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member]	Nov. 08, 2012 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2009 October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member] Minimum [Member]	Oct. 31, 2010 October 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Nov. 30, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2010 November 2010 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]	Nov. 30, 2011 November 2011 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Employee [Member] Ratably Over Four Years [Member]	Oct. 31, 2012 Subsequent Event [Member] October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Third Anniversary of Grant [Member]	Nov. 08, 2012 Subsequent Event [Member] October 2009 Restricted Stock Equivalent Grant [Member] Restricted Stock [Member] Management [Member] Dependent Upon EPS CAGR [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Equivalents Vesting Percentage on Third Anniversary of Grant													25.00%																30.00%
Vesting Amount if EPS CAGR is Achieved																		66.70%			100.00%
Minimum EPS CAGR Required For Full Vesting																					12.00%						12.00%
EPS CAGR Threshold For Vesting Percentages Less Than Full Amount																		9.33%				5.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested RSE at October 1, 2011 (shares)	1,980,000
Nonvested RSE at October 1, 2011 (Grant Date Fair Value) ($ per share)	$ 69.86
Granted (shares)	760,000							268,700	11,000	234,800		374,600		265,200		296,000	485,600		266,300	86,700	202,300		313,300	47,900	111,700	130,700	305,000	310,000
Granted (Grant Date Fair Value) ($ per share)	$ 70.26			$ 70,300,000.00	$ 74,900,000.00	$ 65,600,000.00
Vested (shares)	450,000						67,000				210,000		91,900		142,466														130,000	201,700
Vested (Grant Date Fair Value) ($ per share)	$ 68.13
Canceled (shares)	330,000
Canceled (Grant Date Fair Value) ($ per share)	$ 69.12
Nonvested RSE at September 30, 2012 (shares)	1,960,000	1,980,000
Nonvested RSE at September 30, 2012 (Grant Date Fair Value) ($ per share)	$ 70.38	$ 69.86
Total Compensation Cost Not yet Recognized				$ 48.4
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	16.8	13.9	10.2
Weighted Average Remaining Contractual Term				1 year 3 months
RSE Vested in Period - Total Fair Value				$ 29.3	$ 25.3	$ 25.8